EQUITY AND SHARE-BASED COMPENSATION, EMPLOYEE COMPENSATION AND PRICE RANGES (Details) (10-K) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense			$ 923		$ 907
Summary of information related to outstanding and exercisable warrants [Abstract]
Shares under warrants - outstanding (in shares)	17,327		806,769
Weighted average exercise price - outstanding (in dollars per share)	$ 16.00		$ 24.00
Remaining contractual life - outstanding	3 years 7 months 6 days		3 years 6 months
Shares under warrants - exercisable (in shares)			713,769
Weighted average exercise price - exercisable (in dollars per share)			$ 26.00
Remaining contractual life - exercisable			3 years 3 months 18 days
$14.00-$16.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, lower range limit (in dollars per share)			$ 14.00
Exercise price range, upper range limit (in dollars per share)			$ 16.00
Shares under warrants - outstanding (in shares)			656,990
Weighted average exercise price - outstanding (in dollars per share)			$ 16.00
Remaining contractual life - outstanding			4 years 2 months 12 days
Shares under warrants - exercisable (in shares)			564,190
Weighted average exercise price - exercisable (in dollars per share)			$ 16.00
Remaining contractual life - exercisable			4 years 1 month 6 days
$46.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)			$ 46.00
Shares under warrants - outstanding (in shares)			3,029
Weighted average exercise price - outstanding (in dollars per share)			$ 46.00
Remaining contractual life - outstanding			3 years 10 months 24 days
Shares under warrants - exercisable (in shares)			3,029
Weighted average exercise price - exercisable (in dollars per share)			$ 46.00
Remaining contractual life - exercisable			3 years 10 months 24 days
$66.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)			$ 66.00
Shares under warrants - outstanding (in shares)			144,023
Weighted average exercise price - outstanding (in dollars per share)			$ 66.00
Remaining contractual life - outstanding			0 years 3 months 18 days
Shares under warrants - exercisable (in shares)			144,023
Weighted average exercise price - exercisable (in dollars per share)			$ 66.00
Remaining contractual life - exercisable			0 years 3 months 18 days
$138.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)			$ 138.00
Shares under warrants - outstanding (in shares)			2,727
Weighted average exercise price - outstanding (in dollars per share)			$ 138.00
Remaining contractual life - outstanding			0 years 9 months 18 days
Shares under warrants - exercisable (in shares)			2,727
Weighted average exercise price - exercisable (in dollars per share)			$ 138.00
Remaining contractual life - exercisable			0 years 9 months 18 days
Equity Warrant [Member] | $16.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 16.00
Shares under warrants - outstanding (in shares)	12,176		0
Weighted average exercise price - outstanding (in dollars per share)	$ 16.00		$ 0
Remaining contractual life - outstanding	4 years 8 months 12 days
Equity Warrant [Member] | $46.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 46.00
Shares under warrants - outstanding (in shares)	3,029		3,029
Weighted average exercise price - outstanding (in dollars per share)	$ 46.00		$ 46.00
Remaining contractual life - outstanding	3 years 2 months 12 days		3 years 10 months 24 days
Equity Warrant [Member] | $138.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 138.00
Shares under warrants - outstanding (in shares)	2,727		2,727
Weighted average exercise price - outstanding (in dollars per share)	$ 138.00		$ 138.00
Remaining contractual life - outstanding	0 years 1 month 6 days		0 years 9 months 18 days
Liability Warrant [Member] | $16.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 16.00	[1]
Shares under warrants - outstanding (in shares)	4,005	[1]
Weighted average exercise price - outstanding (in dollars per share)	$ 16.00	[1]
Remaining contractual life - outstanding	4 years 9 months 18 days	[1]
Liability Warrant [Member] | $14.00-$16.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 14.00
Exercise price range, upper range limit (in dollars per share)	$ 16.00
Shares under warrants - outstanding (in shares)	695,390	[2]	656,990	[2]
Weighted average exercise price - outstanding (in dollars per share)	$ 16.00	[2]	$ 16.00	[2]
Remaining contractual life - outstanding	3 years 7 months 6 days	[2]	4 years 2 months 12 days	[2]
Liability Warrant [Member] | $66.00 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 66.00	[2]
Shares under warrants - outstanding (in shares)	0	[2]	144,023	[2]
Weighted average exercise price - outstanding (in dollars per share)	$ 0	[2]	$ 66.00	[2]
Remaining contractual life - outstanding			0 years 3 months 18 days	[2]
$16.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 16.00
Shares under options - outstanding (in shares)			110,212
Weighted average exercise price - outstanding (in dollars per share)			$ 16.00
Remaining contractual life - outstanding			7 years
Shares under options - exercisable (in shares)			86,063
Weighted average exercise price - exercisable (in dollars per share)			$ 16.00
Remaining contractual life - exercisable			6 years 8 months 12 days
$28.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 28.00
Shares under options - outstanding (in shares)			3,540
Weighted average exercise price - outstanding (in dollars per share)			$ 28.00
Remaining contractual life - outstanding			9 years 2 months 12 days
Shares under options - exercisable (in shares)			3,540
Weighted average exercise price - exercisable (in dollars per share)			$ 28.00
Remaining contractual life - exercisable			9 years 2 months 12 days
$40.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 40.00
Shares under options - outstanding (in shares)			34,064
Weighted average exercise price - outstanding (in dollars per share)			$ 40.00
Remaining contractual life - outstanding			5 years 7 months 6 days
Shares under options - exercisable (in shares)			34,064
Weighted average exercise price - exercisable (in dollars per share)			$ 40.00
Remaining contractual life - exercisable			5 years 7 months 6 days
$60.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 60.00
Shares under options - outstanding (in shares)			15,000
Weighted average exercise price - outstanding (in dollars per share)			$ 60.00
Remaining contractual life - outstanding			2 years
Shares under options - exercisable (in shares)			15,000
Weighted average exercise price - exercisable (in dollars per share)			$ 60.00
Remaining contractual life - exercisable			2 years
$74.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 74.00
Shares under options - outstanding (in shares)			3,438
Weighted average exercise price - outstanding (in dollars per share)			$ 74.00
Remaining contractual life - outstanding			8 years 2 months 12 days
Shares under options - exercisable (in shares)			1,855
Weighted average exercise price - exercisable (in dollars per share)			$ 74.00
Remaining contractual life - exercisable			8 years 2 months 12 days
$242.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 242.00
Shares under options - outstanding (in shares)			500
Weighted average exercise price - outstanding (in dollars per share)			$ 242.00
Remaining contractual life - outstanding			3 years
Shares under options - exercisable (in shares)			500
Weighted average exercise price - exercisable (in dollars per share)			$ 242.00
Remaining contractual life - exercisable			3 years
$300.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)			$ 300.00
Shares under options - outstanding (in shares)			2,500
Weighted average exercise price - outstanding (in dollars per share)			$ 300.00
Remaining contractual life - outstanding			0 years 4 months 24 days
Shares under options - exercisable (in shares)			2,500
Weighted average exercise price - exercisable (in dollars per share)			$ 300.00
Remaining contractual life - exercisable			0 years 4 months 24 days
$16.00 to $300.00 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)			$ 16.00
Exercise price range, upper range limit (in dollars per share)			$ 300.00
Shares under options - outstanding (in shares)			169,254
Weighted average exercise price - outstanding (in dollars per share)			$ 32.00
Remaining contractual life - outstanding			6 years 3 months 18 days
Shares under options - exercisable (in shares)			143,522
Weighted average exercise price - exercisable (in dollars per share)			$ 34.00
Remaining contractual life - exercisable			5 years 10 months 24 days
Consultants [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense			42		14
Directors [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense			285		280
Employees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense			152		112
Executive Officers [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense			$ 444		$ 501

[1]	The warrants are classified as liability warrants because an indeterminate number of shares are issuable under the TCA debt agreement.
[2]	The warrant contain full ratchet anti-dilution provisions.